Advances to suppliers net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Advances to suppliers	$ 101,242,631	$ 122,127,761
Less: Allowance for doubtful accounts	0	0
Advances to suppliers, net	101,242,631	122,127,761
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	32,808,921	33,994,029
Jingning Liannong Trading Co., Ltd
Advances to suppliers	18,073,928	24,023,751
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	16,610,303	18,579,142
Zhongjin Boda (Hangzhou) Industrial Co., Ltd
Advances to suppliers	17,638,872	24,224,806
Ningbo Runcai Supply Chain Management Co., Ltd
Advances to suppliers	15,847,424	21,214,781
Others
Advances to suppliers	$ 263,183	$ 91,252